OTHER FINANCIAL ASSETS (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Current Assets		$ 559,919	$ 712,828
Non-current assets		88,090	102,125
Total Assets		648,009	814,953
Other Financial Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets		497,571	701,417
Non-current assets		87,571	102,125
Total Assets		585,142	803,542
Hedging Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets		62,348	11,411
Non-current assets		519
Total Assets		62,867	11,411
Hedging Assets Categories [Member] | Interest Accrued Since The Last Payment Date Of Cross Currency Swap [Member]
Disclosure of financial assets [line items]
Current Assets		202	64
Non-current assets
Total Assets		202	64
Hedging Assets Categories [Member] | Foreign Exchange Rate Risk [Member]
Disclosure of financial assets [line items]
Current Assets	[1]	48,322	1,259
Non-current assets	[1]	519
Total Assets	[1]	48,841	1,259
Hedging Assets Categories [Member] | Fuel-Price Risk [Member]
Disclosure of financial assets [line items]
Current Assets		10,711	10,088
Non-current assets
Total Assets		10,711	10,088
Private Investment Funds [Member] | Other Financial Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets		472,232	536,991
Non-current assets
Total Assets		472,232	536,991
Deposits In Guarantee (Aircraft) [Member] | Other Financial Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets		15,690	16,819
Non-current assets		41,058	56,846
Total Assets		56,748	73,665
Guarantees For Margins Of Derivatives [Member] | Other Financial Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets		2,197	939
Non-current assets
Total Assets		2,197	939
Other Investments [Member] | Other Financial Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets
Non-current assets		494	522
Total Assets		494	522
Domestic And Foreign Bonds [Member] | Other Financial Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets		1,421
Non-current assets
Total Assets		1,421
Other Guarantees Given [Member] | Other Financial Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets		6,031	140,733
Non-current assets		46,019	44,757
Total Assets		52,050	185,490
Others [Member] | Other Financial Assets Categories [Member]
Disclosure of financial assets [line items]
Current Assets			5,935
Non-current assets
Total Assets			$ 5,935

[1]	The foreign currency derivatives correspond to forward and combination of options.